Capital Stock (Details) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 18, 2020 shares	Aug. 31, 2020 $ / shares shares
Capital Stock (Details) [Line Items]
Common stock, shares outstanding							26,605,797	24,883,024
Common stock, shares issued							26,605,797	24,883,024
Common shares							7,000
Noteholders value (in Dollars) | $							$ 6,047
Principal and accrued interest (in Dollars) | $							$ 26,538	$ 4,191
Preferred shares, shares issued
Non-cash accretion expense (in Dollars) | $								$ 10,219
Percenatge of shares reserve						50.00%
Shares reserve						570,212
Exercise price (in Dollars per share) | $ / shares							$ 11.5
Commencing period							30 days
Price per warrant (in Dollars per share) | $ / shares							$ 0.01
Outstanding warrant							50.10%
Total proceeds (in Dollars) | $							$ 1,410
Net gain on remeasurement (in Dollars) | $							$ 16,856
Sponsor [Member]
Capital Stock (Details) [Line Items]
Common shares percentage							50.00%
Remaining of the common shares							50.00%
Class C Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Preferred shares								1,456,439
Preferred shares converted into common shares								one-for-one
Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Converted common share							3,571,591
Preferred shares, liquidation preference							1.4
Preferred stock, conversion price per share (in Dollars per share) | $ / shares							$ 3.288
Exercise of the warrants shares							9,509
Convertible Notes Due 2024 [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Common shares							7,000
Noteholders value (in Dollars) | $							$ 15
Principal and accrued interest (in Dollars) | $							$ 3,500
Series E Convertible Debentures [Member]
Capital Stock (Details) [Line Items]
Converted common share								984,567
Neem Holdings Warrants [Member]
Capital Stock (Details) [Line Items]
Exercise of the warrants shares							300,000
Neem Holdings Warrants [Member] | Neem Holdings [Member]
Capital Stock (Details) [Line Items]
Converted common share		300,000
Aggregate purchase price (in Dollars) | $		$ 3
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Capital Stock (Details) [Line Items]
Common shares percentage							50.00%
Performance conditions met shares issued							0
Purchase Agreement [Member] | Convertible Notes Due 2024 [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Common shares							720,085
Eagle Canada Holdings, Inc. [Member]
Capital Stock (Details) [Line Items]
Converted common share								1,562,339
Eagle Canada Holdings, Inc. [Member] | Northern Swan International, Inc. [Member]
Capital Stock (Details) [Line Items]
Sale of common shares								287,564
Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred shares, shares issued							0	0
Preferred shares, shares outstanding							0	0
Private Placement [Member] | Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Liquidation preference							1.4
Issue price period							1 year
Liquidation preference quarterly							0.02
Private Placement [Member] | Series E Fundraising [Member] | Class D Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Gross proceeds (in Dollars) | $				$ 14,396
Private Placement [Member] | Series E Fundraising [Member] | Class C Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Company paid the investor (in Dollars) | $				6,250
Private Placement [Member] | Series E Fundraising [Member] | Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Gross proceeds (in Dollars) | $			$ 4,000
Net proceeds (in Dollars) | $				$ 7,771
Founders Stock [Member]
Capital Stock (Details) [Line Items]
Recapitalization shares							1,168,421
Maximum [Member] | Sponsor [Member]
Capital Stock (Details) [Line Items]
Trading days							30 days
Maximum [Member] | Private Placement [Member] | Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Liquidation preference							1.75
Minimum [Member]
Capital Stock (Details) [Line Items]
Share price (in Dollars per share) | $ / shares							$ 12.5
Minimum [Member] | Sponsor [Member]
Capital Stock (Details) [Line Items]
Trading days							20 days
Minimum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Capital Stock (Details) [Line Items]
Share price (in Dollars per share) | $ / shares							$ 12.5
Trading days							20 days
Warrant [Member]
Capital Stock (Details) [Line Items]
Public warrants							12,877,361		13,000,000
Total proceeds (in Dollars) | $							$ 1,410
Public warrants for holders							122,639
Private Placement [Member]
Capital Stock (Details) [Line Items]
Public warrants									4,900,000
Private warrants							4,900,000
Preferred Stock [Member] | Private Placement [Member] | Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 11
Preferred Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Investing Group, One [Member]
Capital Stock (Details) [Line Items]
Number of investors			3
Preferred Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class D Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Shares issued				1,308,733
Price per share (in Dollars per share) | $ / shares				$ 11
Preferred Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class C Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 8.79
Preferred shares purchase and cancellation				711,035			711,035
Preferred Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class C Convertible Preferred Shares [Member] | Investing Group, One [Member]
Capital Stock (Details) [Line Items]
Convertible preferred shares			848,363
Preferred Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Shares issued			363,636
Price per share (in Dollars per share) | $ / shares			$ 11
Issuance cost (in Dollars) | $				$ 375
Preferred Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class D Preferred Shares [Member] | Investing Group, One [Member]
Capital Stock (Details) [Line Items]
Preferred shares			646,846
Common Stock [Member]
Capital Stock (Details) [Line Items]
Common shares							720,085
Converted common share							9,654,721
Shares of outstanding							8,486,300
Share price (in Dollars per share) | $ / shares							$ 15
Performance conditions met shares issued						0
Percenatge of shares reserve						50.00%
Shares reserve							570,212
Purchase common share							1
Common Stock [Member] | Neem Holdings Warrants [Member] | Neem Holdings [Member]
Capital Stock (Details) [Line Items]
Converted common share		300,000
Common Stock [Member] | Private Placement [Member] | Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Converted common share							3,571,591
Common Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class D Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Converted common share				2,015,449
Common Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class C Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Converted common share				233,788			233,788
Common Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class C Convertible Preferred Shares [Member] | Investing Group, One [Member]
Capital Stock (Details) [Line Items]
Converted common share			278,942
Common Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class D Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Converted common share			559,999
Common Stock [Member] | Private Placement [Member] | Series E Fundraising [Member] | Class D Preferred Shares [Member] | Investing Group, One [Member]
Capital Stock (Details) [Line Items]
Converted common share			996,143
Common Stock [Member] | Maximum [Member]
Capital Stock (Details) [Line Items]
Trading days							30 years
Common Stock [Member] | Maximum [Member] | Warrant [Member]
Capital Stock (Details) [Line Items]
Trading days							30 days
Common Stock [Member] | Minimum [Member]
Capital Stock (Details) [Line Items]
Share price (in Dollars per share) | $ / shares							$ 18
Trading days							20 years
Common Stock [Member] | Minimum [Member] | Warrant [Member]
Capital Stock (Details) [Line Items]
Trading days							20 days
Additional Paid-in Capital [Member]
Capital Stock (Details) [Line Items]
Noteholders value (in Dollars) | $							$ 6,047
Additional Paid-in Capital [Member] | Private Placement [Member]
Capital Stock (Details) [Line Items]
Non-cash accretion expense (in Dollars) | $							$ 10,219
Common Shares, Earnout [Member]
Capital Stock (Details) [Line Items]
Converted common share							1,140,423
Rock Cliff [Member] | Herbal Brands, Inc. [Member]
Capital Stock (Details) [Line Items]
Exercise of the warrants shares							63,597			63,597
Exercise price (in Dollars per share) | $ / shares							$ 26.73			$ 26.73
Rock Cliff [Member] | Herbal Brands, Inc. [Member] | Class C Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Exercise of the warrants shares	193,402				193,402		193,402
Exercise price (in Dollars per share) | $ / shares	$ 8.79				$ 8.79		$ 8.79
Fair value of the warrants (in Dollars) | $					$ 717		$ 717
Rock Cliff [Member] | Warrant [Member] | Herbal Brands, Inc. [Member]
Capital Stock (Details) [Line Items]
Fair value of the warrants (in Dollars) | $	$ 717
Rock Cliff [Member] | Warrant [Member] | Herbal Brands, Inc. [Member] | Class C Convertible Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Amortized interest expense (in Dollars) | $							$ 410